Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss)
AOCI consists of the following balances, net of tax:

	Foreign currency cumulative translation	Unrealized gain (loss) on cash flow hedges	Pension and post-employment actuarial changes	Total
Balance, January 1, 2024	$(104.9)	$(38.3)	$40.9	$(102.3)
OCI	33.8	79.4	12.8	126.0
Amounts reclassified from AOCI to the consolidated statements of operations	0.6	(27.1)	(5.8)	(32.3)
Net current period OCI	$34.4	$52.3	$7.0	$93.7
OCI attributable to the non-controlling interests	(4.6)	—	—	(4.6)
Net current period OCI attributable to shareholders of AQN	$29.8	$52.3	$7.0	$89.1
Amounts reclassified from AOCI to the consolidated statements of operations related to discontinued operations (note 23)	—	94.6	—	94.6
Balance, December 31, 2024	$(75.1)	$108.6	$47.9	$81.4
OCI	48.5	(41.4)	14.9	22.0
Amounts reclassified from AOCI to the consolidated statements of operations	(0.3)	7.8	(8.2)	(0.7)
Net current period OCI attributable to shareholders of AQN	$48.2	$(33.6)	$6.7	$21.3
Amounts derecognized on sale of the renewable energy business	(71.6)	—	—	(71.6)
Balance, December 31, 2025	$(98.5)	$75.0	$54.6	$31.1
Amounts reclassified from AOCI for foreign currency cumulative translation affected interest expense and derivative gain (loss); those for unrealized gain (loss) on cash flow hedges affected revenue from non-regulated energy sales, interest expense and derivative gain (loss) while those for pension and post-employment actuarial changes affected pension and post-employment non-service costs.